Revenue from services provided (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Disaggregation of revenue by Major Product Lines
The Group revenue derives mainly from the transfer of services rendered and fees charged as services are provided, therefore, mostly recognized over time. Disaggregation of revenue by major product lines are as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
Subscriptions	208,777	162,132	129,292
Taxes on subscriptions	(18,475)	(13,657)	(10,826)

Subscription revenue	190,302	148,475	118,466

Services provided	11,762	9,799	8,154
Taxes on services	(547)	(654)	(847)

Services revenue	11,215	9,145	7,307

Total revenue	201,517	157,620	125,773

Summary of Contract Assets and Deferred Revenue Related to Contracts with Customers
The Group has recognized the following contract assets and deferred revenue related to contracts with customers:

	December 31, 2023	December 31, 2022
Current contract assets relating to subscription	30,077	21,310
Current contract assets relating to services	1,975	2,096
Loss allowance	(120)	(101)

Total contract assets	31,932	23,305

Current	24,517	17,873
Non-current	7,415	5,432

Deferred revenue - subscription	40,671	31,504
Deferred revenue - services	1,861	2,751

Total deferred revenue	42,532	34,255

Current	25,948	20,332
Non-current	16,584	13,923